SHARE-BASED PAYMENTS (Schedule of Aggregate Fair Value of Conditional Share Options) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	10.26
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options		21.40	13.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options		22.92	21.50
Conditional Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	1.58	3.37	3.01
Conditional Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	9.51	21.40	10.52
Conditional Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	11.12	22.92	21.50